Activities of the Company	12 Months Ended
Dec. 31, 2017
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Activities of the Company

Note 1. Activities of the Company

Coca-Cola FEMSA, S.A.B. de C.V. (“Coca-Cola FEMSA”) is a Mexican corporation, mainly engaged in acquiring, holding and transferring all types of bonds, shares and marketable securities.

Coca-Cola FEMSA is indirectly owned by Fomento Economico Mexicano, S.A.B. de C.V. (“FEMSA”), which holds 47.2% of its capital stock and 63% of its voting shares and The Coca-Cola Company (“TCCC”), which indirectly owns 27.8% of its capital stock and 37% of its voting shares. The remaining 25% of Coca-Cola FEMSA’s shares trade on the Bolsa Mexicana de Valores, S.A.B. de C.V. (BMV: KOF) and its American Depositary Shares (“ADS”) (equivalent to ten series “L” shares) trade on the New York Stock Exchange, Inc. The address of its registered office and principal place of business is Mario Pani No. 100 Col. Santa Fe Cuajimalpa, Delegacion Cuajimalpa de Morelos, Mexico City, 05348, Mexico.

Coca-Cola FEMSA and its subsidiaries (the “Company”), as an economic unit, are engaged in the production, distribution and marketing of certain Coca-Cola trademark beverages in Mexico, Central America (Guatemala, Nicaragua, Costa Rica and Panama), Colombia, Venezuela, Brazil, Argentina and Philippines.

As of December 31, 2017 and 2016 the most significant subsidiaries which the Company controls are:

Company	Activity	Country	Ownership percentage 2017	Ownership percentage 2016
Propimex, S. de R.L. de C.V.	Manufacturing and distribution	Mexico	100.00%	100.00%
Controladora Interamericana de Bebidas, S. de R.L. de C.V.	Holding	Mexico	100.00%	100.00%
Spal Industria Brasileira de Bebidas, S.A.	Manufacturing and distribution	Brazil	96.06%	96.06%
Distribuidora y Manufacturera del Valle de México, S. de R.L. de C.V.	Manufacturing and distribution	Mexico	100.00%	100.00%
Servicios Refresqueros del Golfo, S. de R.L. de C.V.	Manufacturing and distribution	Mexico	100.00%	100.00%